Accounts payable for land and intangible asset acquisition	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Accounts payable for land and intangible asset acquisition
18.	Accounts payable for land and intangible asset acquisition

Description	2018	2017
Land and intangible asset acquisition (a)/(b)/(c)	15,925	25,376
Present value adjustment (d)	(5,741)	(5,999)

Total	10,184	19,377

Current	5,380	8,965
Non-current	4,804	10,412

(a)

On December 27, 2013, Estre acquired a plot of land in Jardim Lídia from Banco Pine, for R$30,000, of which R$1,325 was paid in cash and the remainder will be settled in 60 fixed installments, beginning June 30, 2014. The outstanding balance at December 31, 2018 was R$3,292 (R$8,682 at December 31, 2017).

(b)

On May 2016, the Company started the implementation of SAP operating systems and Oracle pricing platforms. The systems were acquired from T-Systems totaling R$31,265 to be settled in 72 installments. On December 31, 2017, the amount of R$ 24,591 was recorded as an intangible asset. The outstanding balance at December 31, 2018 was R$6,892 (R$10,695 at December 31, 2017).

(c)

In June 2006, Estre entered into negotiation with Masa - Comércio e Serviços de Terraplanagem Ltda., to acquire land in the city of Itapevi, initially for R$4,400 in legal discussion; after renegotiation in 2014 and through Private Debt Acknowledgment and Novation Agreement and other Covenants of May 14, 2015, the selling price was restated by IGP-M and increased by legal late payment interest of 1% per month, totaling R$9,584, to be paid in 24 fixed installments of R$399, with first payment maturing on June 1, 2015. The outstanding balance at December 31, 2016 was R$2,870, which was fully settled in 2017.

(d)	At December 31, 2018, the discount rate used was 15.66% (15.26% at December 31, 2017).